Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Lasting
Business Acquisition [Line Items]
Summary of Purchase Price Allocation
The purchase price allocation for the acquisition has been determined as follows:

(in thousands)	Fair Value	Amortization period (years)
Intangible assets:
Technology	$3,201	7.17
Customer relationship	1,350	1.33
Goodwill	6,134	infinite

Total purchase price	$10,685